Prepaid Expenses and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2014
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure
Prepaid expenses and other current assets consist of the following:

	December 31,
	2014	2013
Prepaid SCY-078 development services	$109	$—
Prepaid insurance	295	97
Other prepaid expenses	70	141
Other receivable due from R-Pharm	226	—
Other current assets	3	5
Total	$703	$243